Cover	Jun. 17, 2021	Jun. 16, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2021
Entity File Number		001-39569
Entity Registrant Name	JUPITER WELLNESS, INC.
Entity Central Index Key	0001760903
Entity Tax Identification Number		83-2455880
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		725 N. Hwy A1A
Entity Address, City or Town		Suite C-106 Jupiter
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33477
City Area Code		(561)
Local Phone Number		244-7100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name		Not Applicable
Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security		Common Stock
Trading Symbol		JUPW
Security Exchange Name		NASDAQ
Warrants,
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security		Warrants,
Trading Symbol		JUPWW
Security Exchange Name		NASDAQ